LEASE - Balances reported in the consolidated balance sheets (Details) - HKD ($) $ in Thousands	Sep. 30, 2022	Jun. 30, 2022	Dec. 31, 2021
Balances reported in the consolidated balance sheets related to the leases
Operating lease right-of-use assets	$ 200,030	$ 212,529	$ 243,859
Operating lease liabilities	$ 213,276	$ 227,745	$ 260,579